ADVISER AND ADMINISTRATOR
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   FERGUSON WELLMAN
     CAPITAL MANAGEMENT, Inc.
   888 SW Fifth Avenue, Suite 1200
   Portland, Oregon 97204

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   David B. Frohnmayer
   James A. Gardner
   Diana P. Herrmann
   Raymond H. Lung
   John W. Mitchell
   Patricia L. Moss
   Ralph R. Shaw
   Nancy Wilgenbusch

OFFICERS
   Lacy B. Herrmann, President
   James M. McCullough, Senior Vice President
   Sally Church, Vice President
   Sherri Foster, Vice President
   Diana P. Herrmann, Vice President
   Christine L. Neimeth, Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

JUNE 30, 2002

                                     AQUILA
                                    CASCADIA
                                   EQUITY FUND


[Logo of Aquila Cascadia Equity Fund: Small picture of an antique pocketwatch in front of a larger picture of a cascading waterfall]


[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

                           AQUILA CASCADIA EQUITY FUND
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)


 MARKET
 SHARES     COMMON STOCKS - 94.9%                                      VALUE
--------    ------------------------------------------------------  -----------

            BASIC MATERIALS - 6.1%
            ------------------------------------------------------
            PAPER & FOREST PRODUCTS - 6.1%
   6,000    Boise Cascade Corp. ..................................     $207,180
   4,200    Weyerhaeuser Co. .....................................      268,170
                                                                    -----------
                                                                        475,350
                                                                    -----------

            COMMUNICATION SERVICES - 2.3%
            ------------------------------------------------------
            TELEPHONE - 2.3%
   4,500    Verizon Communications, Inc. .........................      180,675
                                                                    -----------

            CONSUMER DISCRETIONARY - 20.9%
            ------------------------------------------------------
            APPAREL - 2.5%
   6,000    Columbia Sportswear Co. + ............................      191,994
                                                                    -----------

            AUTOMOBILE MANUFACTURERS - 1.7%
   6,000    Monaco Coach Corp.+ ..................................      127,800
                                                                    -----------

            CASINOS & GAMING - 2.3%
   3,200    International Game Technology+ .......................      181,440
                                                                    -----------

            FOOTWEAR - 3.8%
   5,500    Nike, Inc. (Class B) .................................      295,075
                                                                    -----------

            LEISURE PRODUCTS - 1.4%
   3,700    Nautilus Group, Inc. .................................      113,220
                                                                    -----------

            RESTAURANTS - 4.8%
  15,000    Starbucks Corp. + ....................................      372,750
                                                                    -----------

            RETAIL - GENERAL MERCHANDISE/SPECIALTY - 4.4%
   9,000    Costco Wholesale Corp.+ ..............................      347,580
                                                                    -----------

            CONSUMER STAPLES - 4.5%
            ------------------------------------------------------
            RETAIL-FOOD CHAINS- 4.5%
  17,816    Kroger Co. + .........................................      354,538
                                                                    -----------

            ENERGY - 7.7%
            ------------------------------------------------------
            DRILLING- 2.1%
   4,250    Noble Corp. + ........................................      164,050
                                                                    -----------

            OIL - DOMESTIC - 2.6%
   3,500    Phillips Petroleum Co. ...............................     $206,080
                                                                    -----------

            OIL & GAS EXPLORATION AND PRODUCTION- 2.4%
   5,000    Burlington Resources, Inc. ...........................      190,000
                                                                    -----------

            OIL-INTEGRATED - 0.6%
     500    ChevronTexaco Corp. ..................................       44,250
                                                                    -----------

            FINANCE - 19.9%
            ------------------------------------------------------
            BANKS - MAJOR REGIONAL - 8.8%
  13,156    U.S. Bancorp .........................................      307,193
   5,500    Wells Fargo & Co. ....................................      275,330
   2,000    Zions Bancorporation .................................      104,200
                                                                    -----------
                                                                        686,723
                                                                    -----------

            COMMERCIAL BANK - 1.7%
   4,100    City Bank (Lynnwood, WA) .............................      131,200
                                                                    -----------

            DIVERSIFIED FINANCIALS - 1.5%
   3,000    Citigroup, Inc. ......................................      116,250
                                                                    -----------

            REAL ESTATE INVESTMENT TRUST EQUITY-SPECIALTY - 1.6%
   4,000    Plum Creek Timber Co., Inc. ..........................      122,800
                                                                    -----------

            SAVINGS & LOAN - 6.3%
   4,730    Washington Federal, Inc. .............................      119,480
  10,062    Washington Mutual, Inc. ..............................      373,401
                                                                    -----------
                                                                        492,881
                                                                    -----------

            INDUSTRIALS - 9.0%
            ------------------------------------------------------
            AIR FREIGHT & COURIER - 3.9%
   9,200    Expeditors International of Washington, Inc. .........      305,072
                                                                    -----------

            TRUCKS & PARTS - 5.1%
   9,000    PACCAR, Inc. .........................................      399,510
                                                                    -----------

            HEALTHCARE - 5.6%
            ------------------------------------------------------
            BIOTECH - 4.6%
   5,500    ICOS Corp. + .........................................     $ 93,280
   7,100    Immunex Corp. + ......................................      158,614
   5,300    Myriad Genetics, Inc.+ ...............................      107,802
                                                                    -----------
                                                                        359,696
                                                                    -----------

            DRUGS-MAJOR - 1.0%
   5,000    NPS Pharmaceuticals, Inc.+ ...........................       76,600
                                                                    -----------

            TECHNOLOGY - 14.3%
            COMPUTER HARDWARE & SOFTWARE SERVICES - 4.9%
   7,000    Microsoft Corp.+ .....................................      382,900
                                                                    -----------

            ELECTRONICS - 6.2%
  13,000    Intel Corp. ..........................................      237,510
  17,000    Mentor Graphics Corp. + ..............................      241,740
                                                                    -----------
                                                                        479,250

            ELECTRONIC EQUIPMENT/INSTRUMENT - 3.2%
   6,000    FLIR Systems, Inc. + .................................      251,820
                                                                    -----------

            UTILITIES - 4.6%
            ------------------------------------------------------
            ENERGY SERVICES - 1.6%
   5,000    Questar Corp. ........................................      123,500
                                                                    -----------

            NATURAL GAS - 3.0%
   9,500    Southwest Gas Corp. ..................................      235,125
                                                                    -----------

            Total Common Stocks (cost $6,586,412*)......     94.9%    7,408,129
            Other assets less liabilities ..............      5.1       401,145
                                                            ------  -----------
            Net Assets .................................    100.0%  $ 7,809,274
                                                            ======  ===========


                  * Cost for Federal tax  purposes is  identical.
                  +  Non-income producing security.

                See accompanying notes to financial statements.

                           AQUILA CASCADIA EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
   Investments at market value (cost $6,586,412) ..........................................    $ 7,408,129
   Cash ...................................................................................        223,229
   Receivable for investment securities sold ..............................................        190,637
   Dividends receivable ...................................................................          4,813
                                                                                               -----------
   Total assets ...........................................................................      7,826,808
                                                                                               -----------

LIABILITIES
   Distribution fees payable ..............................................................          3,376
   Management fees payable ................................................................            305
                                                                                               -----------
   Accrued expenses .......................................................................         13,850
                                                                                               -----------
   Total liabilities ......................................................................         17,534
                                                                                               -----------
NET ASSETS ................................................................................    $ 7,809,274
                                                                                               ===========

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares
      par value $.01 per share ............................................................    $     6,131
Additional paid-in capital ................................................................      7,289,787
   Net unrealized appreciation on investments (note 4) ....................................        821,717
   Net investment loss ....................................................................        (26,260)
   Accumulated net realized loss on investments ...........................................       (282,101)
                                                                                               -----------
                                                                                               $ 7,809,274
                                                                                               ===========

CLASS A
   Net Assets .............................................................................    $ 1,100,723
                                                                                               ===========

   Capital shares outstanding .............................................................         86,787
                                                                                               ===========

   Net asset value and redemption price per share .........................................    $     12.68
                                                                                               ===========

   Offering price per share (100/95.75 of $12.68 adjusted to nearest cent) ................    $     13.24
                                                                                               ===========

CLASS C
   Net Assets .............................................................................    $   917,200
                                                                                               ===========

   Capital shares outstanding .............................................................         75,544
                                                                                               ===========

   Net asset value and offering price per share ...........................................    $     12.14
                                                                                               ===========

   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..........................................    $     12.14*
                                                                                               ===========

CLASS Y
   Net Assets .............................................................................    $ 5,791,351
                                                                                               ===========

   Capital shares outstanding .............................................................        450,789
                                                                                               ===========

   Net asset value, offering and redemption price per share ...............................    $     12.85
                                                                                               ===========

                 See accompanying notes to financial statements.

                           AQUILA CASCADIA EQUITY FUND
                             STATEMENT OF OPERATIONS

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2002                NINE MONTHS ENDED
                                                                        (UNAUDITED)                 DECEMBER 31, 2001
                                                                --------------------------     --------------------------
INVESTMENT INCOME:

   Dividends ................................................                  $    53,688                    $   103,041

Expenses:
   Advisory and Administrative fees (note 3) ................   $    41,961                    $    74,834
   Sub-Advisory fees (note 3) ...............................        36,716                         65,480
   Legal fees ...............................................        19,192                         27,409
   Audit and accounting fees ................................        11,812                         13,874
   Trustees' fees and expenses ..............................         8,890                         18,751
   Distribution and service fees (note 3) ...................         7,311                         14,095
   Transfer and shareholder servicing agent fees ............         6,408                          8,297
   Registration fees ........................................         6,086                         15,399
   Shareholders' reports ....................................         5,479                         14,083
   Custodian fees ...........................................         1,574                          1,936
   Amortization of organization expenses (note 2) ...........             -                          8,190
   Miscellaneous ............................................         5,848                          7,420
                                                                -----------                    -----------
   Total expenses ...........................................       151,277                        269,768

   Advisory and Administrative fees waived (note 3) .........       (35,811)                       (60,530)
   Sub-Advisory fees waived (note 3) ........................       (30,566)                       (51,175)
   Expenses paid indirectly (note 6) ........................        (4,952)                       (17,793)
                                                                                               -----------
   Net expenses .............................................                       79,948                        140,270
                                                                               -----------                    -----------
   Net investment loss ......................................                      (26,260)                       (37,229)
                                                                               -----------                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from securities transactions ....       (89,939)                      (192,161)
   Change in unrealized appreciation on investments .........    (1,534,295)                       132,252
                                                                -----------                    -----------
   Net realized and unrealized gain (loss) on
      investments ...........................................                   (1,624,234)                       (59,909)
                                                                               -----------                    -----------
   Net change in net assets resulting from
     operations .............................................                  $(1,650,494)                   $   (97,138)
                                                                               ===========                    ===========

                 See accompanying notes to financial statements.

                           AQUILA CASCADIA EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

                                                                   SIX MONTHS ENDED
                                                                    JUNE 30, 2002           NINE MONTHS ENDED          YEAR ENDED
                                                                      (UNAUDITED)           DECEMBER, 31 2001        MARCH 31, 2001
                                                                   -----------------        -----------------        --------------
OPERATIONS:
   Net investment loss ........................................      $    (26,260)            $    (37,229)           $   (107,179)
   Net realized gain (loss) from securities transactions ......           (89,939)                (192,161)                204,533
   Change in unrealized appreciation on investments ...........        (1,534,295)                 132,252              (5,931,168)
                                                                     ------------             ------------            ------------
      Change in net assets from operations ....................        (1,650,494)                 (97,138)             (5,833,814)
                                                                     ------------             ------------            ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
   Class A Shares:
   Net realized gain on investments ...........................                 -                  (26,780)                (34,264)

   Class C Shares:
   Net realized gain on investments ...........................                 -                  (23,667)                (36,848)

   Class Y Shares:
   Net realized gain on investments ...........................                 -                 (153,988)                206,768)
                                                                     ------------             ------------            ------------

      Change in net assets from distributions  ................                 -                 (204,435)               (277,880)
                                                                     ------------             ------------            ------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ..................................            87,766                  332,939               1,543,848
   Reinvested distributions ...................................                 -                  146,004                 195,532
   Cost of shares redeemed ....................................        (2,582,432)              (1,078,118)             (1,347,690)
                                                                     ------------             ------------            ------------
      Change in net assets from capital share transactions ....        (2,494,666)                (599,175)                391,690
                                                                     ------------             ------------            ------------
      Change in net assets ....................................        (4,145,160)                (900,748)             (5,720,004)

NET ASSETS:
   Beginning of period ........................................        11,954,434               12,855,182              18,575,186
                                                                     ------------             ------------            ------------
   End of period ..............................................      $  7,809,274             $ 11,954,434            $ 12,855,182
                                                                     ============             ============            ============

                 See accompanying notes to financial statements.

                           AQUILA CASCADIA EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.  ORGANIZATION

   Aquila Cascadia Equity Fund (the "Fund"), is a diversified open-end investment company organized as a Massachusetts business trust. The Fund began its current investment operations as a capital appreciation fund on September 9, 1996.

   The Fund is authorized to issue an unlimited number of shares and began offering Class A, Class C and Class Y shares on August 13, 1996. Class A shares are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 31, 2000, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 2002 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On May 7, 2001, the Board of Trustees approved a change in the Fund's fiscal year end from March 31 to December 31. On June 9, 2002, the Trustees unanimously determined that in the best interest of the Fund's shareholders the fund should be closed, pending shareholders approval.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ORGANIZATION EXPENSES: The Fund's organizational expenses were amortized on a straight-line basis over five years.

e) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

   Management affairs of the Fund are conducted through two separate management arrangements.

   Aquila Management Corporation, the Fund's founder and sponsor, serves as Adviser and Administrator (the "Adviser") for the Fund under an Advisory and Administration Agreement. Under this agreement, the Adviser provides such advisory services to the Fund, in addition to those services provided by the Sub-Adviser, as the Adviser deems appropriate. Besides its advisory services, it also provides all administrative services, other than those relating to the Fund's investment portfolio handled by the Sub-Adviser. This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Adviser is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.80 of 1% on the first $15 million; 0.65 of 1% on the next $35 million and 0.50 of 1% on the excess above $50 million.

   The Fund also has an Investment Sub-Advisory Agreement with Ferguson Wellman Capital Management, Inc. (the "Sub-Adviser"). Under this agreement, the Sub-Adviser supervises the investment program of the Fund and the composition of its portfolio, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.70 of 1% on the first $15 million; 0.55 of 1% on the next $35 million and 0.40 of 1% on the excess above $50 million.

   For the six months ended June 30, 2002, the Fund incurred fees under the Advisory and Administration Agreement and Sub-Advisory Agreement of $41,961 and $36,716, respectively, of which amounts $35,811 and $30,566, respectively, were voluntarily waived.

   Specific details as to the nature and extent of the services provided by the Adviser and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

   The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2002, service fees on Class A Shares amounted to $1,641, of which the Distributor received $166.

   Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2002, amounted to $4,252. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2002, amounted to $1,417. The total of these payments with respect to Class C Shares amounted to $5,669 of which the Distributor received $4,252.

   Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

   Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the Fund's general investment region, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2002, total commissions on sales of Class A Shares amounted to $2,137 of which the Distributor received $0.

c) OTHER RELATED PARTY TRANSACTIONS

   For the six months ended June 30, 2002, the Fund accrued legal fees of $19,192 of which $18,616 were allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2002, purchases of securities and proceeds from the sales of securities aggregated $823,772 and $3,393,950, respectively.

   At June 30, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,454,924 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $633,207 for a net unrealized appreciation of $821,717.

   At December 31, 2001, the Fund has a capital loss carryover of $192,162, which, if not offset by future net realized security gains will expire on December 31, 2009.

5. DISTRIBUTIONS

   The Fund anticipates that, to the extent necessary, income generated by its investment portfolio will be used primarily to offset the Fund's operating expenses. Whatever income that accrues above the level of the Fund's operating expenses will be distributed annually to shareholders. Net realized capital gains, if any, will be distributed annually and are taxable.

   Distributions are recorded by the Fund on the ex-dividend date and paid to shareholders in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains.

6. EXPENSES

   The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in equity securities rather than leave cash on deposit.

   Transactions in Capital Shares of the Fund were as follows:

                                           SIX MONTHS ENDED
                                             JUNE 30, 2002                 NINE MONTHS ENDED
                                              (UNAUDITED)                  DECEMBER 31, 2001
                                     ----------------------------     --------------------------
                                        SHARES          AMOUNT           SHARES         AMOUNT
CLASS A SHARES:
   Proceeds from shares sold ...         5,412       $     78,399           11,118    $  168,829
   Reinvested dividends and
      distributions ............               -                -            1,213        18,307
   Cost of shares redeemed .....         (22,189)        (320,879)         (17,187)     (260,367)
                                     -----------     ------------     ------------    ----------
      Net change ...............         (16,777)        (242,480)          (4,856)      (73,231)
                                     -----------     ------------     ------------    ----------

CLASS C SHARES:
   Proceeds from shares sold ...             122            1,698            4,837        74,685
   Reinvested dividends and
      distributions ............               -                -              198         2,875
   Cost of shares redeemed .....         (15,908)        (220,126)         (23,850)     (357,069)
                                     -----------     -------------    ------------    ----------
      Net change ...............         (15,786)        (218,428)         (18,815)     (279,509)
                                     -----------     -------------    ------------    ----------

CLASS Y SHARES:
   Proceeds from shares sold ...              525           7,669            5,625        89,425
   Reinvested dividends and
      distributions ............               -               -             8,185       124,822
   Cost of shares redeemed .....        (144,457)      (2,041,427)         (30,327)     (460,682)
                                     -----------     ------------     ------------    ----------
      Net change ...............        (143,932)      (2,033,758)         (16,517)     (246,435)
                                     -----------     ------------     ------------    ----------

Total transactions in Fund
   shares ......................        (176,495)    $ (2,494,666)         (40,188)   $ (599,175)
                                     ===========     ============     ============    ==========

8. SUBSEQUENT EVENT

   On August 15, 2002, shareholders of record as of June 14, 2002 voted to close the fund.

                           AQUILA CASCADIA EQUITY FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               Class A
                                                ---------------------------------------------------------------------
                                                Six Months
                                                   Ended      Period(1)               Year Ended March 31,
                                                  6/30/02       Ended      ------------------------------------------
                                                (unaudited)   12/31/01      2001        2000        1999        1998
                                                -----------   --------     ------      ------      ------      ------
Net asset value, beginning of period .........     $15.07      $15.45      $22.72      $16.46      $16.89      $12.95
                                                   ------      ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment loss .......................     (0.04)      (0.06)      (0.14)      (0.10)         -          -
   Net gain (loss) on securities
      (both realized and unrealized) .........     (2.35)      (0.06)      (6.81)       7.05       (0.43)       3.94
                                                   ------      ------      ------      ------      ------      ------
   Total from investment operations ..........     (2.39)      (0.12)      (6.95)       6.95       (0.43)       3.94
                                                   ------      ------      ------      ------      ------      ------

Less distributions (note 5):
   Distributions from capital gains ..........       -         (0.26)      (0.32)      (0.69)        -           -
                                                   ------      ------      ------      ------      ------      ------
Net asset value, end of period ...............     $12.68      $15.07      $15.45      $22.72      $16.46      $16.89
                                                   ======      ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ...     (15.86)%+   (0.76)%+    (30.78)%    43.07%      (2.55)%     30.42%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) .........................     $1,101      $1,561      $1,675      $1,893      $2,119      $2,709
   Ratio of expenses to average
      net assets .............................     2.02%*      1.79%*       1.66%       1.67%       1.92%       1.77%
   Ratio of net investment loss
      to average net assets ..................     (0.84)%*    (0.69)%*    (0.75)%     (0.53)%     (0.25)%     (0.18)%
   Portfolio turnover rate ...................     8.06%+      21.23%+     28.77%      37.46%      26.62%      29.38%

The expense and net investment loss ratios without the effect of the Adviser's and Sub-Adviser's voluntary waiver of fees and the Adviser's voluntary expense reimbursement were:

   Ratio of expenses to average
      net assets .............................     3.39%*      2.79%*       2.61%       2.44%       2.37%       2.76%
   Ratio of net investment loss to
      average net assets .....................    (2.21)%*     (1.69)%*    (1.70)%     (1.30)%     (0.70)%     (1.17)%

The expense ratios after giving effect to the waivers, expense reimbursement, and expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets .............................     1.91%*      1.60%*       1.63%       1.65%       1.80%       1.75%

                                                                               Class C
                                                ---------------------------------------------------------------------
                                                Six Months
                                                   Ended      Period(1)               Year Ended March 31,
                                                  6/30/02       Ended      ------------------------------------------
                                                (unaudited)   12/31/01      2001        2000        1999        1998
                                                -----------   --------     ------      ------      ------      ------
Net asset value, beginning of period .........     $14.49      $14.95      $22.18      $16.21      $16.76      $12.95
                                                   ------      ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment loss .......................     (0.09)      (0.14)      (0.28)      (0.24)        -           -
   Net gain (loss) on securities
      (both realized and unrealized) .........     (2.26)      (0.06)      (6.63)       6.90       (0.55)       3.81
                                                   ------      ------      ------      ------      ------      ------
   Total from investment operations ..........     (2.35)      (0.20)      (6.91)       6.66       (0.55)       3.81
                                                   ------      ------      ------      ------      ------      ------

Less distributions (note 5):
   Distributions from capital gains ..........       -         (0.26)      (0.32)      (0.69)        -           -
                                                   ------      ------      ------      ------      ------      ------
Net asset value, end of period ...............     $12.14      $14.49      $14.95      $22.18      $16.21      $16.76
                                                   ======      ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ...     (16.22)%+   (1.32)%+    (31.35)%    41.94%      (3.28)%     29.42%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) .........................      $917       $1,323      $1,646      $2,061      $1,396       $968
   Ratio of expenses to average
      net assets .............................     3.03%*      2.54%*       2.40%       2.42%       2.65%       2.53%
   Ratio of net investment loss
      to average net assets ..................     (1.79)%*    (1.45)%*    (1.50)%     (1.30)%     (1.00)%     (0.96)%
   Portfolio turnover rate ...................     8.06%+      21.23%+     28.77%      37.46%      26.62%      29.38%


The expense and net investment loss ratios without the effect of the Adviser's and Sub-Adviser's voluntary waiver of fees and the Adviser's voluntary expense reimbursement were:


   Ratio of expenses to average
      net assets .............................     4.46%*      3.55%*       3.35%       3.20%       3.09%       3.53%
   Ratio of net investment loss to
      average net assets .....................     (3.22)%*    (2.45)%*    (2.45)%     (2.08)%     (1.44)%     (1.96)%

The expense ratios after giving effect to the waivers, expense reimbursement, and expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets .............................     2.91%*      2.35%*       2.38%       2.40%       2.54%       2.51%

(1) For the period April 1, 2001 through December 31, 2001.
 +   Not annualized.
 *   Annualized.


                 See accompanying notes to financial statements.

                           AQUILA CASCADIA EQUITY FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                                   (UNAUDITED)


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                Class Y
                                                                    ---------------------------------------------------------------
                                                                    Six Months
                                                                       Ended     Period(1)            Year Ended March 31,
                                                                      6/30/02      Ended    ---------------------------------------
                                                                    (unaudited)  12/31/01    2001       2000       1999       1998
                                                                    -----------  --------   ------     ------     ------     ------
Net asset value, beginning of period .............................     $15.25     $15.60    $22.89     $16.55     $16.94     $12.96
                                                                       ------     ------    ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment loss ...........................................     (0.03)     (0.03)    (0.10)     (0.05)       -          -
   Net gain (loss) on securities (both realized and unrealized) ..     (2.37)     (0.06)    (6.87)      7.08      (0.39)      3.98
                                                                       ------     ------    ------     ------     ------     ------
   Total from investment operations ..............................     (2.40)     (0.09)    (6.97)      7.03      (0.39)      3.98
                                                                       ------     ------    ------     ------     ------     ------

Less distributions (note 5):
   Distributions from capital gains ..............................       -        (0.26)    (0.32)     (0.69)       -          -
                                                                       ------     ------    ------     ------     ------     ------
Net asset value, end of period ...................................     $12.85     $15.25    $15.60     $22.89     $16.55     $16.94
                                                                       ======     ======    ======     ======     ======     ======

Total return (not reflecting sales charge) .......................     (15.74)%+  (0.56)%+  (30.64)%   43.32%     (2.30)%    30.71%

Ratios/supplemental data
   Net assets, end of period (in thousands) ......................     $5,791     $9,070    $9,534     $14,621    $12,202    $12,649
   Ratio of expenses to average net assets .......................     2.02%*     1.54%*     1.41%      1.42%      1.66%      1.52%
   Ratio of net investment income (loss) to average net assets ...     (0.62)%*   (0.44)%*  (0.52)%    (0.28)%      -         0.07%
   Portfolio turnover rate .......................................     8.00%+     21.23%+   28.77%     37.46%     26.62%     29.38%

The expense and net investment loss ratios without the effect of the Adviser's and Sub-Adviser's voluntary waiver of fees and the Adviser's voluntary expense reimbursement were:

   Ratio of expenses to average net assets .......................     3.62%*     2.54%*     2.35%      2.20%      2.11%      2.51%
   Ratio of net investment loss to average net assets ............     (2.21)%*   (1.44)%*  (1.46)%    (1.06)%    (0.45)%    (0.92)%

The expense ratios after giving effect to the waivers, expense reimbursement, and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......................     1.89%*     1.35%*     1.39%      1.40%      1.55%      1.50%

(1) For the period April 1, 2001 through December 31, 2001.
 +   Not annualized.
 *   Annualized.


                 See accompanying notes to financial statements.

Shareholder Meeting Results (unaudited)

The Annual Meeting of Shareholders of Aquila Cascadia Equity Fund (the "Fund") was held on August 15, 2002. The holders of shares representing 67% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matter was voted upon and approved by the shareholders (the resulting votes for the matter is presented below).

Action on a proposal to close the Fund, wind up its affairs and distribute its remaining assets in cash to its remaining shareholders.


         For                   Against                 Abstain
         ---                   -------                 -------

         412,113               1,250                   2,255